Document And Entity Information	Dec. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2022
Entity Registrant Name	ACASTI PHARMA INC.
Entity Central Index Key	0001444192
Entity Emerging Growth Company	false
Securities Act File Number	001-35776
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	98-1359336
Entity Address, Address Line One	3009, boul. de la Concorde East
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H7E 2B5
City Area Code	450
Local Phone Number	686-4555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ACST
Security Exchange Name	NASDAQ